Stock-Based Compensation - Incentive Awards (Details) - Share-Based Payment Arrangement shares in Millions	12 Months Ended
Dec. 31, 2023 shares
Stock-Based Compensation
Shares authorized under existing stock based compensation plans (in shares)	293
Additional shares considered authorized under previous stock based compensation plans (in shares)	66
Unused shares available to be granted (in shares)	50